THE ADVISORS’ INNER CIRCLE FUND II

Vontobel International Equity Fund (“International Equity Fund”)

Vontobel Global Equity Fund (“Global Equity Fund”)

(the “Funds”)

Supplement dated July 1, 2025

to the Funds’ Summary Prospectuses and Prospectus, each dated May 1, 2025

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

I.	Effective July 1, 2025 (the “Effective Date”), Matthew Benkendorf will step down from his role as Chief Investment Officer and Head of the Quality Growth Boutique of Vontobel Asset Management, Inc. (“Vontobel”), the Funds’ investment adviser, due to health reasons, and will no longer serve as a portfolio manager for the Funds. As of the Effective Date, Igor Krutov will assume the role of Head, and David Souccar will assume the role of Chief Investment Officer, of Vontobel’s Quality Growth Boutique. Daniel Kranson and David Souccar will continue to serve as portfolio managers of the International Equity Fund, and Ramiz Chelat will continue to serve as a portfolio manager of the Global Equity Fund.

Accordingly, as of the Effective Date, all references to Mr. Benkendorf in the Funds’ Summary Prospectuses and Prospectus are hereby deleted.

II.	Additionally, as of the Effective Date, Rob Hansen will be appointed as a portfolio manager of the Global Equity Fund.

Accordingly, as of the Effective Date, the Global Equity Fund Summary Prospectus and the Prospectus are hereby amended and supplemented as follows:

1.	The “Portfolio Managers” section of the Global Equity Fund Summary Prospectus, and the corresponding section of the Prospectus, are hereby deleted and replaced with the following:

Portfolio Manager	Position with the Adviser	Years of Experience with the Fund
Ramiz Chelat	Portfolio Manager/Managing Director	Since Inception (2024)
Rob Hansen	Portfolio Manager	Since July 2025

2.	The “Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

Each Fund is managed by a team of investment professionals that are jointly and primarily responsible for the day-to-day management of the Funds.

Portfolio Manager	Position with the Adviser	Years of Industry Experience
Daniel Kranson, CFA (International Equity Fund)	Portfolio Manager/Executive Director	25
David Souccar (International Equity Fund)	Portfolio Manager/Executive Director	28
Ramiz Chelat (Global Equity Fund)	Portfolio Manager/Managing Director	28
Rob Hansen (Global Equity Fund)	Portfolio Manager	21

Mr. Daniel (Donny) Kranson, CFA, has been a Portfolio Manager for the Adviser’s Quality Growth Boutique since 2013. Mr. Kranson joined the Adviser in July 2007 as a Senior Research Analyst covering stocks globally. In 2013, he became a Portfolio Manager for the Quality Growth European Equity strategy and, in 2016, he expanded his responsibilities and became a Portfolio Manager on the Quality Growth International Equity strategy. In addition to his portfolio management duties, he continues to conduct research analysis on individual stocks which may be included in the firm’s other strategies. He primarily focuses on Consumer Staples, a core sector for all of Vontobel Quality Growth’s strategies. Since 2013, Mr. Kranson has further developed his responsibilities and became a Portfolio Manager of the firm’s European and International Equity strategies. Mr. Kranson began his investment career in 1999 on the sell-side at Sanford C. Bernstein & Co. where he analyzed companies based in the U.S. and Europe in the technology space and later in the health care industry. In 2006, he switched to the buy-side, working at Scout Capital Management, where he evaluated both health care and consumer companies in both developed and emerging markets. He received a Bachelor of Science in Operations Research from Columbia University in New York and is a CFA charterholder.

Mr. David Souccar has been Chief Investment Officer of the Adviser’s Quality Growth Boutique since 2025 and a Portfolio Manager since 2016. Mr. Souccar joined the Adviser in April 2007 as Senior Research Analyst and was promoted to Portfolio Manager of the firm’s International Equity strategy in June 2016 and to Chief Investment Officer of the Adviser’s Quality Growth Boutique in July 2025. In addition to his portfolio management responsibilities, he continues to conduct research analysis on individual stocks which may be included in the firm’s other strategies, primarily focusing on the Energy, Industrials, Real Estate, and Utilities sectors. Prior to joining the Adviser, from 2005 to 2007, he was a Senior Investment Analyst at Federated Investors. From 1998 to 2005, he worked as a Sell-Side Analyst at Morgan Stanley. He began his financial career in 1996 at McKinsey & Co. where he worked as a consultant until 1998. Mr. Souccar received a Master of Business Administration in Finance and Management from New York University’s Stern School of Business and a Bachelor of Science in Chemical Engineering from Escola de Engenharia Mauá in Brazil.

Mr. Ramiz Chelat has been a Portfolio Manager for the Adviser’s Quality Growth Boutique since 2016. He joined Vontobel Asset Management in July 2007 as a Senior Research Analyst. In 2016, he expanded his role becoming Portfolio Manager on the firm’s Global Equity strategy and, in 2021, he started managing the firm’s Emerging Markets Equity strategy. In addition to his portfolio management responsibilities, Ramiz Chelat continues to conduct research analysis on individual stocks which may be included in the firm’s other strategies, primarily focusing on the Consumer Discretionary, Consumer Staples and Communication Services sectors. Prior to joining Vontobel Asset Management, from 2004 to 2007, he was Head of Consumer and Media Research at Macquarie Hong Kong and an Analyst at Macquarie Australia from 2000 to 2004. Prior to that, from 1999 to 2000, he was a Financial Analyst at Optus. He began his career in the financial sector in 1997 at Ernst & Young where he was a Senior Accountant until 1999. Ramiz received a Bachelor of Commerce in Accounting and Finance from Macquarie University in Australia. In addition, Ramiz Chelat is a member of the Institute of Chartered Accountants of Australia as a qualified chartered accountant. He is a CFA charterholder.

Mr. Rob Hansen has been a Portfolio Manager for the Adviser’s Quality Growth Boutique since 2024. Mr. Hansen joined the Adviser in May 2017 as a Research Analyst within Quality Growth, assisting the Chief Investment Officer and portfolio managers in company research and stock selection, with a focus on the industrials, mate-rials, and real estate sectors. In 2024 Mr. Hansen was promoted to Portfolio Manager on the Quality Growth European Equity strategy. Prior to joining the Adviser, he worked at Deutsche Bank as an analyst. He began his professional career in 2004 at IBM as a financial market consultant. Mr. Hansen received his Bachelor of Science in Finance as well as Corporate Reporting and Analysis from Boston College in 2004. He is a CFA charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of Fund shares.

Please retain this supplement for future reference.

VON-SK-005-0100

THE ADVISORS’ INNER CIRCLE FUND II

Vontobel International Equity Fund (“International Equity Fund”)

Vontobel Global Equity Fund (“Global Equity Fund”)

(the “Funds”)

Supplement dated July 1, 2025

to the Funds’ Statement of Additional Information (“SAI”), dated May 1, 2025

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

I.	Effective July 1, 2025 (the “Effective Date”), Matthew Benkendorf will step down from his role as Chief Investment Officer and Head of the Quality Growth Boutique of Vontobel Asset Management, Inc. (“Vontobel”), the Funds’ investment adviser, due to health reasons, and will no longer serve as a portfolio manager for the Funds. As of the Effective Date, Igor Krutov will assume the role of Head, and David Souccar will assume the role of Chief Investment Officer, of Vontobel’s Quality Growth Boutique. Daniel Kranson and David Souccar will continue to serve as portfolio managers of the International Equity Fund, and Ramiz Chelat will continue to serve as a portfolio manager of the Global Equity Fund.

Accordingly, as of the Effective Date, all references to Mr. Benkendorf in the SAI are hereby deleted.

II.	Additionally, as of the Effective Date, Rob Hansen will be appointed as a portfolio manager of the Global Equity Fund.

Accordingly, as of the Effective Date, the SAI is hereby amended and supplemented as follows:

1.	The “Fund Shares Owned by Portfolio Managers” table in “The Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned (Fund)[1]
Daniel Kranson, CFA	None
David Souccar	None
Ramiz Chelat	$500,001 - $1,000,000 (Global Equity Fund)
Rob Hansen	$100,001 - $500,000 (Global Equity Fund)[2]

1       Valuation date is December 31, 2024, unless otherwise noted.

2       Valuation date is May 30, 2025.

2.	The following row is hereby added to the “Other Accounts” table in “The Portfolio Managers” section of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rob Hansen*	1	$22	10	$5,655	10	$5,339

*	Valuation date is May 30, 2025.

Please retain this supplement for future reference.

VON-SK-006-0100